X-SQUARE MUNICIPAL INCOME TAX FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS (97.72%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/35, 4.00%	$540,000	$523,520
07/01/27, 5.63%	337,000	356,722
07/01/31, 5.75%	249,000	277,488
		1,157,730
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%	240,000	241,333
PUERTO RICO AQUEDUCT- PR 5 07/01/2037
07/01/37,	250,000	251,719
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/28, 5.00%(a)	250,000	254,120
07/01/47, 5.00%(a)	280,000	276,190
		530,310
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/58, 4.78%	1,060,000	1,047,482
Territory of Guam
01/01/36, 4.00%	90,000	91,131

TOTAL MUNICIPAL BONDS (Cost $3,216,220)		3,319,705

	7-Day
	Yield	Shares
SHORT-TERM INVESTMENTS (15.93%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.25%	$541,221	$541,221

TOTAL SHORT TERM INVESTMENTS (Cost $541,221)			541,221

TOTAL INVESTMENTS (113.65%) (Cost $3,757,441)			3,860,926
Liabilities in Excess of Other Assets (-13.65%)			(463,833)
NET ASSETS (100.00%)			$3,397,093

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $530,310, which represents 15.61% of net assets as of December 31, 2023.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$3,319,705	$–	$3,319,705
Short Term Investments	541,221	–	–	541,221
Total	$541,221	$3,319,705	$–	$3,860,926